Private Placement (Detail) - USD ($)	Nov. 27, 2020	Jun. 30, 2021	Dec. 31, 2020
Private Placement Warrants [Member] | Private Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Private Warrants outstanding		7,732,168	7,732,168
Sponsor Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares	7,292,541
Jefferies Private Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares	439,627
Sponsor And Jefferies Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issue price per share	$ 1.00
Proceeds from issuance of warrants	$ 7,732,168
Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights exercise price	$ 11.50
Private Placement [Member] | Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights exercise price	$ 11.50
Private Placement [Member] | Sponsor Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares	7,292,541
Class of warrants or rights issue price per share	$ 1.00
Private Placement [Member] | Jefferies Private Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issued during the period shares	439,627
Private Placement [Member] | Sponsor And Jefferies Private Placement Warrants [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issue price per share	$ 1.00
Private Placement [Member] | Sponsor And Jefferies Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Disclosure Of Private Placement [Line Items]
Class of warrants or rights issue price per share	$ 1.00
Proceeds from issuance of warrants	$ 7,732,168